Contingent Liabilities and Provisions - Disclosure of Changes in Legal Provisions (Detail) - Legal proceedings provision [member] - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019
Disclosure of other provisions [line items]
Balance at beginning of year	$ 67	$ 40
Additional new provisions recognized	92	39
Amounts incurred and charged against existing provisions	(5)	(8)
Unused amounts reversed	(3)	(4)
Balance at end of year	$ 151	$ 67